ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Feb. 29, 2020
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule Of Major Subsidiaries And Consolidated Variable Interest Entities And Schools
Name	Later of date of incorporation or acquisition	Place of incorporation (or establishment) /operation	Percentage of legal ownership	Principal activities	Nature of company

TAL Holding Limited (“TAL Hong Kong”)	March 11, 2008	Hong Kong	100%	Intermediate holding company	Subsidiary
Beijing Century TAL Education Technology Co., Ltd. (“TAL Beijing”)	May 8, 2008	Beijing	100%	Software sales, and consulting service	Subsidiary
Beijing Huanqiu Zhikang Shidai Education Consulting Co., Ltd. (“Huanqiu Zhikang”)	September 17, 2009	Beijing	100%	Education and management consulting service	Subsidiary
Yidu Huida Education Technology (Beijing) Co., Ltd. (“Yidu Huida”)	November 11, 2009	Beijing	100%	Software sales and consulting service	Subsidiary
Beijing Xintang Sichuang Education Technology Co., Ltd. (“Beijing Xintang Sichuang”)	August 27, 2012	Beijing	100%	Software and Network development, sales, and consulting service	Subsidiary
Zhixuesi Education Consulting (Beijing) Co., Ltd. (“Zhixuesi Beijing”)	October 23, 2012	Beijing	100%	Software and Network development, sales, and consulting service	Subsidiary
Pengxin TAL Industrial investment (Shanghai) Co., Ltd. (“Pengxin TAL”)	June 26, 2014	Shanghai	100%	Investment management and consulting services	Subsidiary
Firstleap Education (“Firstleap”)	January 22, 2016	Cayman Islands	100%	Intermediate holding company	Subsidiary

Name	Later of date of incorporation or acquisition	Place of incorporation (or establishment) /operation	Percentage of legal ownership	Principal activities	Nature of company
Firstleap Education (HK) Limited (“Firstleap Hong Kong”)	January 22, 2016	Hong Kong	100%	Intermediate holding company	Subsidiary
Beijing Lebai Information Consulting Co., Ltd. (“Lebai Information”)	January 22, 2016	Beijing	100%	Education and management consulting service	Subsidiary
Beijing Yizhen Xuesi Education Technology Co., Ltd. (“Yizhen Xuesi”)	November 3, 2016	Beijing	100%	Software and Network development,sales and consulting service	Subsidiary
Beijing Xueersi Education Technology Co., Ltd. (“Xueersi Education”)	December 31, 2005	Beijing	N/A*	Sales of educational materials and products	VIE
Beijing Xueersi Network Technology Co., Ltd. (“Xueersi Network”)	August 23, 2007	Beijing	N/A*	Technology development and Educational consulting service	VIE
Xinxin Xiangrong Education Technology (Beijing) Co., Ltd. (“Xinxin Xiangrong”)	June 23, 2015	Beijing	N/A*	Technology development and Educational consulting service	VIE
Beijing Lebai Education Consulting Co., Ltd. (“Lebai Education”)	January 22, 2016	Beijing	N/A*	Educational consulting service	VIE
Beijing Haidian District Xueersi Training School ("Beijing Haidian School" )	July 3, 2006	Beijing	N/A*	After-school tutoring for primary and secondary school students	VIE’s subsidiaries and schools
Beijing Xicheng District Xueersi Training School ("Beijing Xicheng School" )	April 2, 2009	Beijing	N/A*	After-school tutoring for primary and secondary school students	VIE’s subsidiaries and schools
Beijing Haidian District Lejiale Training School ("Beijing Haidian Lejiale" )	March 22, 2010	Beijing	N/A*	After-school tutoring for primary and secondary school students	VIE’s subsidiaries and schools
Beijing Chaoyang District Xueersi Training School ("Beijing Chaoyang School")	January 17, 2011	Beijing	N/A*	After-school tutoring for primary and secondary school students	VIE’s subsidiaries and schools
Beijing Xueersi Nanjing Education Technology Co., Ltd. ("Beijing Xueersi Nanjing Education")	January 24, 2011	Beijing	N/A*	Educational consulting service	VIE’s subsidiaries and schools

Name	Later of date of incorporation or acquisition	Place of incorporation (or establishment) /operation	Percentage of legal ownership	Principal activities	Nature of company

Shanghai Xueersi Education Training Co., Ltd. ("Shanghai Education")	July 2, 2009	Shanghai	N/A*	Educational information consulting and educational software development	VIE’s subsidiaries and schools
Shenzhen Xueersi Education Technology Co., Ltd. ("Shenzhen Education")	December 22, 2009	Shenzhen	N/A*	Teaching software research, and development	VIE’s subsidiaries and schools
Wuhan Jiang’an District Xueersi Education Training School ("Wuhan Jiang’an School")	December 16, 2010	Wuhan	N/A*	After-school tutoring for primary and secondary school students	VIE’s subsidiaries and schools
Zhengzhou Jinshui District Xueersi Education Training School ("Zhengzhou Jinshui School")	June 18, 2012	Zhengzhou	N/A*	After-school tutoring for primary and secondary school students	VIE's subsidiaries and schools
Guangzhou Tianhe District Xueersi Training Center ("Guangzhou Tianhe School")	July 12, 2012	Guangzhou	N/A*	After-school tutoring for primary and secondary school students	VIE’s subsidiaries and schools
Guangzhou Yuexiu District Xueersi Training School ("Guangzhou Yuexiu School")	March 20, 2013	Guangzhou	N/A*	After-school tutoring for primary and secondary school students	VIE’s subsidiaries and schools
Nanjing Xueersi Education Training School ("Nanjing School")	April 19, 2013	Nanjing	N/A*	After-school tutoring for primary and secondary school students	VIE's subsidiaries and schools
Shenzhen Xueersi Training Center ("Shenzhen School")	November 12, 2013	Shenzhen	N/A*	After-school tutoring for primary and secondary school students	VIE’s subsidiaries and schools

Hangzhou Xueersi Training School ("Hangzhou School")

* These entities are controlled by the Company pursuant to the contractual arrangements disclosed below.

Schedule of Variable Interest Entities

	As of February 28,	As of February 29,
	2019	2020

Cash and cash equivalents	$249,108	$350,035
Short-term investments	11,956	—
Other current assets	154,977	159,706

Total current assets	416,041	509,741

Property and equipment, net	229,518	286,982
Other non-current assets	953,393	2,038,941

Total assets	1,598,952	2,835,664

Deferred revenue-current	401,027	733,253
Other current liabilities	445,338	898,959

Total current liabilities	846,365	1,632,212

Total non-current liabilities	20,019	891,633

Total liabilities	$866,384	$2,523,845

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29,
	2018	2019	2020

Net revenues	$1,614,512	$2,406,642	$3,058,285
Net income	$378,975	$606,560	$534,070

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29,
	2018	2019	2020

Net cash provided by operating activities	$325,799	$409,103	$215,892
Net cash used in investing activities	$(211,755)	$(346,183)	$(134,936)
Net cash used in financing activities	$(26,965)	$(4,392)	$(5,173)